FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of general summary of foreign currency (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Changes In Foreign Exchange Rates [Line Items]
Total Assets	$ 17,640,891	$ 15,253,365
Total Liabilities	16,303,689	14,542,036
All Currencies
Changes In Foreign Exchange Rates [Line Items]
Total Assets	1,198,185	944,502
Total Liabilities	1,508,211	1,313,828
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	9,577	12,913
Total Liabilities	7,128	9,785
Net position	2,449	3,128
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Total Assets	55,458	12,774
Total Liabilities	53,026	51,229
Net position	2,432	(38,455)
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	378,755	121,514
Total Liabilities	634,456	489,428
Net position	(255,701)	(367,914)
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	36,829	25,850
Total Liabilities	3,184	2,639
Net position	33,645	23,211
Euro
Changes In Foreign Exchange Rates [Line Items]
Total Assets	92,970	120,843
Total Liabilities	160,833	122,607
Net position	(67,863)	(1,764)
U.S. dollar
Changes In Foreign Exchange Rates [Line Items]
Total Assets	501,929	550,116
Total Liabilities	575,231	553,199
Net position	(73,302)	(3,083)
Other currency
Changes In Foreign Exchange Rates [Line Items]
Total Assets	122,667	100,492
Total Liabilities	74,353	84,941
Net position	$ 48,314	$ 15,551